Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
January 31, 2022
LC1-NPRT3-0422
1.9871049.105
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.4%
Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	22,640	2,479,306
Madison Square Garden Sports Corp. (a)	3,076	510,831
Netflix, Inc. (a)	185,725	79,330,577
Playtika Holding Corp.	44,581	759,214
Roku, Inc. Class A (a)	50,580	8,297,649
Skillz, Inc. (a)(b)	131,989	634,867
Spotify Technology SA (a)	58,705	11,521,443
Take-Two Interactive Software, Inc. (a)	9,837	1,606,776
The Walt Disney Co. (a)	39,823	5,693,494
World Wrestling Entertainment, Inc. Class A (b)	16,309	814,471
Zynga, Inc. (a)	210,006	1,904,754
		113,553,382
Interactive Media & Services - 9.9%
Alphabet, Inc.:
Class A (a)	111,341	301,296,540
Class C (a)	103,929	282,060,188
Match Group, Inc. (a)	121,401	13,681,893
Meta Platforms, Inc. Class A (a)	1,016,414	318,401,850
Pinterest, Inc. Class A (a)	241,437	7,136,878
TripAdvisor, Inc. (a)(b)	26,138	709,647
Twitter, Inc. (a)	35,167	1,319,114
Vimeo, Inc. (a)	56,770	831,681
		925,437,791
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	63,023	908,792
Cable One, Inc.	1,227	1,895,384
Charter Communications, Inc. Class A (a)	50,880	30,189,139
Nexstar Broadcasting Group, Inc. Class A	1,139	188,368
		33,181,683
TOTAL COMMUNICATION SERVICES		1,072,172,856
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.1%
Aptiv PLC (a)	21,233	2,900,003
QuantumScape Corp. Class A (a)(b)	74,877	1,249,697
		4,149,700
Automobiles - 3.5%
Rivian Automotive, Inc. (b)	15,277	1,004,310
Tesla, Inc. (a)	347,791	325,782,786
Thor Industries, Inc. (b)	9,247	874,674
		327,661,770
Distributors - 0.1%
Pool Corp.	16,722	7,963,853
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	20,557	2,639,724
Chegg, Inc. (a)	46,721	1,236,705
Frontdoor, Inc. (a)	24,856	902,273
H&R Block, Inc.	60,763	1,389,042
Mister Car Wash, Inc. (b)	26,303	452,412
		6,620,156
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc. (a)	17,625	43,289,291
Boyd Gaming Corp.	7,540	448,328
Caesars Entertainment, Inc. (a)	54,373	4,139,960
Chipotle Mexican Grill, Inc. (a)	12,055	17,908,667
Choice Hotels International, Inc.	14,995	2,150,283
Churchill Downs, Inc.	15,822	3,327,367
Darden Restaurants, Inc.	37,915	5,303,171
Domino's Pizza, Inc.	10,588	4,813,834
DraftKings, Inc. Class A (a)(b)	132,183	2,919,922
Expedia, Inc. (a)	62,283	11,415,851
Hilton Worldwide Holdings, Inc. (a)	78,858	11,443,084
Las Vegas Sands Corp. (a)	142,047	6,221,659
Marriott International, Inc. Class A (a)	116,867	18,829,611
McDonald's Corp.	57,166	14,831,719
Penn National Gaming, Inc. (a)	4,461	203,466
Planet Fitness, Inc. (a)	24,710	2,190,294
Six Flags Entertainment Corp. (a)	12,603	497,692
Starbucks Corp.	506,690	49,817,761
Travel+Leisure Co.	24,153	1,371,890
Vail Resorts, Inc.	17,137	4,748,663
Wendy's Co.	76,864	1,770,178
Wyndham Hotels & Resorts, Inc.	24,964	2,095,728
Wynn Resorts Ltd. (a)	45,362	3,876,183
Yum China Holdings, Inc.	14,251	686,471
Yum! Brands, Inc.	10,715	1,341,197
		215,642,270
Household Durables - 0.2%
D.R. Horton, Inc.	58,250	5,197,065
NVR, Inc. (a)	907	4,831,789
PulteGroup, Inc.	31,719	1,671,274
Tempur Sealy International, Inc.	76,365	3,040,091
Toll Brothers, Inc.	19,316	1,139,065
TopBuild Corp. (a)(b)	11,734	2,729,915
		18,609,199
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. (a)	186,651	558,360,867
Doordash, Inc. (a)	55,379	6,284,963
eBay, Inc.	268,990	16,158,229
Etsy, Inc. (a)	54,394	8,544,210
Wayfair LLC Class A (a)(b)	18,179	2,834,470
		592,182,739
Leisure Products - 0.1%
Brunswick Corp.	4,249	385,767
Mattel, Inc. (a)(b)	149,734	3,132,435
Peloton Interactive, Inc. Class A (a)(b)	115,785	3,164,404
Polaris, Inc.	17,082	1,923,262
YETI Holdings, Inc. (a)	36,669	2,404,753
		11,010,621
Multiline Retail - 0.3%
Dollar General Corp.	42,919	8,947,753
Nordstrom, Inc. (a)(b)	40,473	910,643
Target Corp.	93,931	20,705,210
		30,563,606
Specialty Retail - 3.8%
AutoZone, Inc. (a)	1,926	3,825,710
Bath & Body Works, Inc.	60,442	3,388,983
Best Buy Co., Inc.	24,297	2,412,206
Burlington Stores, Inc. (a)	26,844	6,360,149
CarMax, Inc. (a)	5,984	665,241
Carvana Co. Class A (a)	33,544	5,436,141
Five Below, Inc. (a)	23,652	3,878,928
Floor & Decor Holdings, Inc. Class A (a)	43,697	4,750,738
GameStop Corp. Class A (a)(b)	27,599	3,006,359
Leslie's, Inc. (a)(b)	50,558	1,053,123
Lithia Motors, Inc. Class A (sub. vtg.)	1,135	331,568
Lowe's Companies, Inc.	297,966	70,722,230
O'Reilly Automotive, Inc. (a)	8,732	5,691,081
Petco Health & Wellness Co., Inc. (b)	1,655	31,031
RH (a)	7,513	3,026,387
Ross Stores, Inc.	150,483	14,709,713
The Home Depot, Inc.	457,296	167,818,486
TJX Companies, Inc.	518,526	37,318,316
Tractor Supply Co.	48,774	10,647,852
Ulta Beauty, Inc. (a)	22,846	8,310,004
Victoria's Secret & Co. (a)	18,510	1,033,413
Vroom, Inc. (a)(b)	11,722	94,010
Williams-Sonoma, Inc. (b)	24,141	3,875,596
		358,387,265
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co.	988	91,756
Deckers Outdoor Corp. (a)	1,605	513,969
Hanesbrands, Inc.	89,036	1,433,480
lululemon athletica, Inc. (a)	49,002	16,354,908
NIKE, Inc. Class B	532,781	78,888,883
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,262	263,004
Tapestry, Inc.	12,014	455,931
VF Corp.	89,448	5,832,904
		103,834,835
TOTAL CONSUMER DISCRETIONARY		1,676,626,014
CONSUMER STAPLES - 4.1%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	4,027	1,694,682
Brown-Forman Corp.:
Class A	9,569	599,402
Class B (non-vtg.)	39,168	2,641,098
Monster Beverage Corp. (a)	148,081	12,841,584
PepsiCo, Inc.	493,130	85,567,918
The Coca-Cola Co.	1,178,714	71,913,341
		175,258,025
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	177,753	89,788,373
Sysco Corp.	219,669	17,167,132
		106,955,505
Food Products - 0.2%
Beyond Meat, Inc. (a)(b)	21,566	1,404,594
Darling Ingredients, Inc. (a)	3,668	233,908
Freshpet, Inc. (a)	17,663	1,643,189
Kellogg Co.	48,035	3,026,205
Lamb Weston Holdings, Inc.	18,530	1,189,811
Pilgrim's Pride Corp. (a)	8,282	231,648
The Hershey Co.	53,936	10,629,168
		18,358,523
Household Products - 0.4%
Church & Dwight Co., Inc.	5,591	573,916
Colgate-Palmolive Co.	190,257	15,686,690
Kimberly-Clark Corp.	72,883	10,032,345
The Clorox Co.	42,748	7,175,679
		33,468,630
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	98,405	30,681,695
Herbalife Nutrition Ltd. (a)	7,155	304,159
Olaplex Holdings, Inc.	6,533	142,681
		31,128,535
Tobacco - 0.2%
Altria Group, Inc.	442,656	22,522,337
TOTAL CONSUMER STAPLES		387,691,555
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Halliburton Co.	20,138	619,042
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc.	100,623	11,259,714
Continental Resources, Inc.	2,911	151,197
Coterra Energy, Inc.	54,675	1,197,383
Diamondback Energy, Inc.	36,766	4,638,399
EOG Resources, Inc.	29,828	3,325,225
Hess Corp.	8,089	746,534
New Fortress Energy, Inc.	11,209	246,150
Occidental Petroleum Corp.	46,183	1,739,714
Pioneer Natural Resources Co.	41,357	9,052,634
Texas Pacific Land Corp.	2,532	2,721,900
		35,078,850
TOTAL ENERGY		35,697,892
FINANCIALS - 2.5%
Banks - 0.0%
Citizens Financial Group, Inc.	32,351	1,665,106
Synovus Financial Corp.	4,595	228,647
Western Alliance Bancorp.	22,736	2,255,184
		4,148,937
Capital Markets - 1.6%
Ameriprise Financial, Inc.	26,864	8,174,984
Ares Management Corp.	53,611	4,273,869
Blackstone, Inc.	292,749	38,634,086
FactSet Research Systems, Inc.	14,023	5,916,163
Goldman Sachs Group, Inc.	8,595	3,048,475
LPL Financial	34,189	5,891,448
MarketAxess Holdings, Inc.	16,045	5,527,182
Moody's Corp.	66,138	22,685,334
Morningstar, Inc.	9,084	2,610,832
MSCI, Inc.	24,428	13,096,339
Raymond James Financial, Inc.	4,016	425,174
S&P Global, Inc.	73,294	30,433,135
T. Rowe Price Group, Inc.	32,040	4,947,937
		145,664,958
Consumer Finance - 0.5%
American Express Co.	171,861	30,904,045
Credit Acceptance Corp. (a)(b)	251	135,430
Discover Financial Services	69,208	8,010,826
Synchrony Financial	43,858	1,867,912
Upstart Holdings, Inc. (a)(b)	19,580	2,134,416
		43,052,629
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	101,383	7,096,810
Insurance - 0.3%
Alleghany Corp. (a)	617	409,688
Aon PLC	55,319	15,292,384
Arch Capital Group Ltd. (a)	38,343	1,776,048
Brown & Brown, Inc.	5,836	386,810
Erie Indemnity Co. Class A	7,450	1,371,545
Everest Re Group Ltd.	3,836	1,087,122
GoHealth, Inc. (a)(b)	17,552	48,444
Lemonade, Inc. (a)(b)	1,706	54,473
Lincoln National Corp.	11,712	819,606
Markel Corp. (a)	969	1,194,525
Marsh & McLennan Companies, Inc.	25,781	3,960,993
RenaissanceRe Holdings Ltd.	8,639	1,357,792
		27,759,430
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	58,026	733,449
UWM Holdings Corp. Class A (b)	17,703	91,525
		824,974
TOTAL FINANCIALS		228,547,738
HEALTH CARE - 8.3%
Biotechnology - 2.5%
AbbVie, Inc.	759,720	103,998,071
Alnylam Pharmaceuticals, Inc. (a)	50,927	7,007,555
Amgen, Inc.	201,004	45,656,049
CureVac NV (a)(b)	23,000	444,130
Exact Sciences Corp. (a)	67,805	5,177,590
Exelixis, Inc. (a)	113,675	2,057,518
Horizon Therapeutics PLC (a)	17,509	1,634,115
Incyte Corp. (a)	67,891	5,046,338
Ionis Pharmaceuticals, Inc. (a)	55,578	1,767,380
Iovance Biotherapeutics, Inc. (a)	19,141	318,698
Mirati Therapeutics, Inc. (a)(b)	15,107	1,802,265
Moderna, Inc. (a)	145,461	24,630,911
Natera, Inc. (a)	33,541	2,369,672
Neurocrine Biosciences, Inc. (a)	40,085	3,167,517
Novavax, Inc. (a)(b)	32,365	3,032,601
Regeneron Pharmaceuticals, Inc. (a)	4,613	2,807,426
Repligen Corp. (a)	22,136	4,390,454
Sarepta Therapeutics, Inc. (a)	35,751	2,558,699
Seagen, Inc. (a)	51,164	6,882,070
Ultragenyx Pharmaceutical, Inc. (a)(b)	21,011	1,469,299
Vertex Pharmaceuticals, Inc. (a)	43,752	10,633,924
		236,852,282
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	373,471	47,602,614
Abiomed, Inc. (a)	19,032	5,630,998
Align Technology, Inc. (a)	33,823	16,741,032
DexCom, Inc. (a)	41,417	17,829,190
Edwards Lifesciences Corp. (a)	265,644	29,008,325
Figs, Inc. Class A (a)(b)	10,391	233,590
Globus Medical, Inc. (a)	1,666	111,172
IDEXX Laboratories, Inc. (a)	36,357	18,443,906
Insulet Corp. (a)	28,396	7,042,208
Intuitive Surgical, Inc. (a)	152,346	43,293,686
Masimo Corp. (a)	15,577	3,424,915
Novocure Ltd. (a)	44,036	3,023,071
Penumbra, Inc. (a)(b)	14,856	3,357,605
ResMed, Inc.	55,635	12,718,161
STERIS PLC	5,014	1,125,142
Stryker Corp.	64,010	15,877,681
Tandem Diabetes Care, Inc. (a)	24,987	2,951,215
Teleflex, Inc.	3,550	1,101,175
		229,515,686
Health Care Providers & Services - 0.6%
agilon health, Inc. (a)(b)	67,182	1,113,878
Amedisys, Inc. (a)	12,263	1,656,731
Cardinal Health, Inc.	71,587	3,691,742
Chemed Corp.	1,705	799,492
DaVita HealthCare Partners, Inc. (a)	20,259	2,195,468
Encompass Health Corp. (b)	23,992	1,488,464
Guardant Health, Inc. (a)	38,558	2,681,709
HCA Holdings, Inc.	105,227	25,259,741
McKesson Corp.	9,462	2,429,085
Molina Healthcare, Inc. (a)	3,763	1,093,076
Oak Street Health, Inc. (a)(b)	37,759	656,251
UnitedHealth Group, Inc.	27,916	13,192,264
		56,257,901
Health Care Technology - 0.2%
Certara, Inc. (a)(b)	25,827	690,356
Definitive Healthcare Corp.	1,949	42,644
Veeva Systems, Inc. Class A (a)	58,844	13,918,960
		14,651,960
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	36,293	3,493,927
Adaptive Biotechnologies Corp. (a)(b)	41,689	727,056
Agilent Technologies, Inc.	117,127	16,318,134
Avantor, Inc. (a)	258,644	9,655,181
Bio-Techne Corp.	16,795	6,321,806
Bruker Corp.	43,980	2,929,068
Charles River Laboratories International, Inc. (a)	20,052	6,612,348
Danaher Corp.	14,181	4,052,788
Illumina, Inc. (a)	62,710	21,874,502
IQVIA Holdings, Inc. (a)	40,483	9,914,287
Maravai LifeSciences Holdings, Inc. (a)	47,116	1,362,595
Mettler-Toledo International, Inc. (a)	9,740	14,343,903
Sotera Health Co. (a)	42,861	921,940
Syneos Health, Inc. (a)	5,599	507,045
Thermo Fisher Scientific, Inc.	15,208	8,840,410
Waters Corp. (a)	24,161	7,734,419
West Pharmaceutical Services, Inc.	31,572	12,414,742
		128,024,151
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	17,162	1,783,647
Eli Lilly & Co.	287,958	70,662,014
Royalty Pharma PLC	82,738	3,310,347
Zoetis, Inc. Class A	193,536	38,666,557
		114,422,565
TOTAL HEALTH CARE		779,724,545
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	27,855	3,897,750
BWX Technologies, Inc.	29,737	1,323,594
HEICO Corp. (b)	6,349	865,940
HEICO Corp. Class A	10,660	1,169,402
Howmet Aerospace, Inc.	12,086	375,754
Lockheed Martin Corp.	93,083	36,221,388
Northrop Grumman Corp.	5,585	2,065,892
Spirit AeroSystems Holdings, Inc. Class A	13,218	579,345
TransDigm Group, Inc. (a)	6,393	3,939,303
Virgin Galactic Holdings, Inc. (a)(b)	70,979	653,007
		51,091,375
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	10,923	1,143,092
Expeditors International of Washington, Inc.	52,675	6,030,234
FedEx Corp.	45,839	11,269,977
GXO Logistics, Inc. (a)	35,689	2,898,304
United Parcel Service, Inc. Class B	311,211	62,929,976
		84,271,583
Airlines - 0.1%
Delta Air Lines, Inc. (a)	274,501	10,894,945
Building Products - 0.3%
Advanced Drain Systems, Inc.	25,997	2,940,001
Allegion PLC	29,336	3,600,407
Armstrong World Industries, Inc.	9,857	976,040
Carlisle Companies, Inc.	8,451	1,888,291
Carrier Global Corp.	174,851	8,336,896
Fortune Brands Home & Security, Inc.	14,803	1,393,999
The AZEK Co., Inc. (a)	26,453	873,743
Trane Technologies PLC	49,942	8,644,960
Trex Co., Inc. (a)	49,684	4,544,595
		33,198,932
Commercial Services & Supplies - 0.4%
Cintas Corp.	35,165	13,768,152
Copart, Inc. (a)	89,800	11,606,650
IAA, Inc. (a)	57,980	2,663,021
MSA Safety, Inc.	4,511	619,811
Rollins, Inc.	90,487	2,791,524
Waste Management, Inc.	28,869	4,343,052
		35,792,210
Electrical Equipment - 0.3%
Fluence Energy, Inc. (b)	5,825	108,928
Generac Holdings, Inc. (a)	26,342	7,438,454
Plug Power, Inc. (a)(b)	219,718	4,805,233
Regal Rexnord Corp.	6,102	967,045
Rockwell Automation, Inc.	30,274	8,755,846
Vertiv Holdings Co. (b)	138,122	2,881,225
		24,956,731
Industrial Conglomerates - 0.2%
3M Co.	36,310	6,028,186
Honeywell International, Inc.	64,539	13,196,935
		19,225,121
Machinery - 1.5%
AGCO Corp.	2,656	311,283
Allison Transmission Holdings, Inc.	33,772	1,282,998
Caterpillar, Inc.	200,572	40,427,292
Deere & Co.	119,916	45,136,382
Donaldson Co., Inc.	6,442	358,562
Graco, Inc.	44,741	3,246,407
Illinois Tool Works, Inc.	121,322	28,379,642
Lincoln Electric Holdings, Inc.	24,651	3,151,384
Middleby Corp. (a)(b)	7,119	1,318,439
Nordson Corp.	4,264	991,551
Parker Hannifin Corp.	9,174	2,844,032
Toro Co.	43,165	4,168,876
Xylem, Inc.	50,670	5,321,363
		136,938,211
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	57,209	4,389,647
CoStar Group, Inc. (a)	130,587	9,161,984
Equifax, Inc.	19,884	4,767,388
LegalZoom.com, Inc. (b)	4,488	71,269
Robert Half International, Inc.	40,844	4,625,991
TransUnion Holding Co., Inc.	56,159	5,791,116
Verisk Analytics, Inc.	43,441	8,520,083
		37,327,478
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	32,066	6,173,988
Landstar System, Inc.	14,538	2,326,080
Lyft, Inc. (a)	124,766	4,805,986
Old Dominion Freight Lines, Inc.	40,447	12,212,163
TuSimple Holdings, Inc. (a)(b)	6,440	120,814
Uber Technologies, Inc. (a)	593,829	22,209,205
Union Pacific Corp.	174,720	42,727,776
XPO Logistics, Inc. (a)	35,697	2,362,070
		92,938,082
Trading Companies & Distributors - 0.3%
Core & Main, Inc. (b)	12,251	294,637
Fastenal Co.	218,667	12,394,046
SiteOne Landscape Supply, Inc. (a)	9,858	1,775,623
United Rentals, Inc. (a)	10,776	3,449,613
W.W. Grainger, Inc.	16,382	8,110,892
		26,024,811
TOTAL INDUSTRIALS		552,659,479
INFORMATION TECHNOLOGY - 46.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	92,492	11,497,681
CommScope Holding Co., Inc. (a)	86,039	807,906
Ubiquiti, Inc.	2,503	725,970
		13,031,557
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	178,386	14,197,742
CDW Corp.	58,195	11,001,765
Cognex Corp.	73,406	4,878,563
Coherent, Inc. (a)	9,425	2,436,174
Corning, Inc.	110,490	4,645,000
IPG Photonics Corp. (a)	1,102	170,226
Jabil, Inc.	49,860	3,065,891
Keysight Technologies, Inc. (a)	34,962	5,902,285
Vontier Corp.	39,328	1,105,510
Zebra Technologies Corp. Class A (a)	22,868	11,642,556
		59,045,712
IT Services - 7.0%
Accenture PLC Class A	219,876	77,743,756
Automatic Data Processing, Inc.	168,252	34,688,515
Block, Inc. Class A (a)	206,238	25,220,845
Broadridge Financial Solutions, Inc.	45,099	7,180,663
Cloudflare, Inc. (a)	104,652	10,088,453
EPAM Systems, Inc. (a)	23,114	11,005,500
Euronet Worldwide, Inc. (a)	15,390	2,060,567
Fiserv, Inc. (a)	17,495	1,849,222
FleetCor Technologies, Inc. (a)	7,822	1,863,670
Gartner, Inc. (a)	34,364	10,099,236
Genpact Ltd.	3,911	194,572
Globant SA (a)	17,355	4,428,649
GoDaddy, Inc. (a)	7,290	551,926
Jack Henry & Associates, Inc.	8,276	1,388,796
MasterCard, Inc. Class A	376,277	145,385,907
MongoDB, Inc. Class A (a)	27,269	11,046,945
Okta, Inc. (a)	54,143	10,714,358
Paychex, Inc.	120,670	14,210,099
PayPal Holdings, Inc. (a)	505,301	86,881,454
Sabre Corp. (a)(b)	138,036	1,263,029
Shift4 Payments, Inc. (a)(b)	18,474	973,949
Snowflake Computing, Inc. (a)	80,402	22,182,912
StoneCo Ltd. Class A (a)	88,367	1,376,758
Switch, Inc. Class A	49,211	1,261,278
The Western Union Co.	42,754	808,478
Thoughtworks Holding, Inc.	6,061	129,827
Twilio, Inc. Class A (a)	20,099	4,142,806
Visa, Inc. Class A	727,920	164,633,666
WEX, Inc. (a)	12,935	2,082,276
Wix.com Ltd. (a)	22,917	3,010,606
		658,468,718
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc. (a)	520,424	59,458,442
Allegro MicroSystems LLC (a)	17,390	493,528
Analog Devices, Inc.	91,883	15,066,056
Applied Materials, Inc.	387,326	53,520,707
Azenta, Inc.	25,989	2,191,912
Broadcom, Inc.	171,665	100,575,090
Enphase Energy, Inc. (a)	56,645	7,956,923
Entegris, Inc.	57,810	6,927,950
GlobalFoundries, Inc. (b)	11,918	588,034
KLA Corp.	65,185	25,374,565
Lam Research Corp.	60,465	35,669,513
Microchip Technology, Inc.	197,082	15,269,913
Micron Technology, Inc.	66,476	5,468,981
MKS Instruments, Inc.	20,047	3,113,901
Monolithic Power Systems, Inc.	19,250	7,756,403
NVIDIA Corp.	1,028,809	251,914,172
NXP Semiconductors NV	34,963	7,182,799
onsemi (a)	98,376	5,804,184
Qualcomm, Inc.	485,089	85,259,243
Skyworks Solutions, Inc.	33,435	4,898,896
Teradyne, Inc.	69,980	8,217,751
Texas Instruments, Inc.	246,259	44,201,028
Universal Display Corp.	18,596	2,854,672
Xilinx, Inc.	105,662	20,450,880
		770,215,543
Software - 17.8%
Adobe, Inc. (a)	205,315	109,699,805
Alteryx, Inc. Class A (a)	25,221	1,439,362
Anaplan, Inc. (a)	61,034	2,946,722
ANSYS, Inc. (a)	15,561	5,290,896
Aspen Technology, Inc. (a)	28,695	4,308,841
Atlassian Corp. PLC (a)	59,884	19,422,777
Autodesk, Inc. (a)	94,658	23,644,622
Avalara, Inc. (a)	36,765	4,030,179
Bentley Systems, Inc. Class B (b)	59,393	2,385,817
Bill.Com Holdings, Inc. (a)	39,439	7,422,814
C3.Ai, Inc. (a)(b)	6,608	174,055
Cadence Design Systems, Inc. (a)	118,065	17,962,409
CDK Global, Inc. (b)	7,900	339,463
Citrix Systems, Inc.	19,000	1,936,860
Coupa Software, Inc. (a)	31,416	4,218,226
Crowdstrike Holdings, Inc. (a)	84,668	15,294,428
Datadog, Inc. Class A (a)	109,275	15,966,170
DocuSign, Inc. (a)	82,845	10,419,416
DoubleVerify Holdings, Inc. (a)(b)	22,388	619,252
Dropbox, Inc. Class A (a)	127,613	3,158,422
Duck Creek Technologies, Inc. (a)	6,847	174,941
Dynatrace, Inc. (a)	79,487	4,360,657
Elastic NV (a)	31,572	2,944,089
Everbridge, Inc. (a)	16,501	843,531
Fair Isaac Corp. (a)	11,389	5,637,441
Five9, Inc. (a)	28,969	3,641,403
Fortinet, Inc. (a)	57,530	17,100,217
HubSpot, Inc. (a)	19,355	9,460,724
Informatica, Inc. (b)	10,481	292,630
Intuit, Inc.	114,149	63,378,949
Jamf Holding Corp. (a)(b)	19,446	642,885
Mandiant, Inc. (a)	29,373	443,239
Manhattan Associates, Inc. (a)	14,493	1,940,178
McAfee Corp.	26,915	690,370
Microsoft Corp.	3,240,914	1,007,859,436
nCino, Inc. (a)(b)	24,077	1,103,449
NCR Corp. (a)(b)	18,585	707,345
New Relic, Inc. (a)	22,196	2,333,687
NortonLifeLock, Inc.	62,555	1,627,056
Nuance Communications, Inc. (a)	46,530	2,570,783
Nutanix, Inc. Class A (a)	90,291	2,468,556
Oracle Corp.	661,417	53,680,604
Palantir Technologies, Inc. (a)(b)	712,995	9,775,161
Palo Alto Networks, Inc. (a)	40,945	21,184,943
Paycom Software, Inc. (a)	21,777	7,301,828
Paycor HCM, Inc. (b)	9,932	257,636
Paylocity Holding Corp. (a)	16,883	3,443,794
Pegasystems, Inc.	16,522	1,639,313
Procore Technologies, Inc. (a)(b)	18,402	1,151,229
PTC, Inc. (a)	45,258	5,261,695
RingCentral, Inc. (a)	35,072	6,189,857
Salesforce.com, Inc. (a)	77,229	17,965,782
ServiceNow, Inc. (a)	84,747	49,643,098
Smartsheet, Inc. (a)	52,078	3,240,293
Splunk, Inc. (a)	69,346	8,593,356
Synopsys, Inc. (a)	41,326	12,831,723
Teradata Corp. (a)	39,512	1,593,914
The Trade Desk, Inc. (a)	186,536	12,971,713
Tyler Technologies, Inc. (a)	14,973	7,094,207
Unity Software, Inc. (a)(b)	64,708	6,804,046
VMware, Inc. Class A (a)	35,502	4,561,297
Workday, Inc. Class A (a)	81,562	20,636,002
Zendesk, Inc. (a)	51,093	5,033,171
Zoom Video Communications, Inc. Class A (a)	93,496	14,424,563
Zscaler, Inc. (a)	33,881	8,711,144
		1,664,892,471
Technology Hardware, Storage & Peripherals - 12.6%
Apple, Inc.	6,637,881	1,160,168,825
Dell Technologies, Inc. (a)	56,738	3,223,286
HP, Inc.	171,905	6,314,071
NetApp, Inc.	63,352	5,480,582
Pure Storage, Inc. Class A (a)	107,329	2,843,145
		1,178,029,909
TOTAL INFORMATION TECHNOLOGY		4,343,683,910
MATERIALS - 1.0%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	15,538	460,080
Celanese Corp. Class A	17,043	2,653,766
Diversey Holdings Ltd. (a)	25,774	283,514
Dow, Inc.	23,106	1,380,121
Ecolab, Inc.	94,244	17,854,526
FMC Corp.	13,758	1,518,470
LyondellBasell Industries NV Class A	14,028	1,356,928
Olin Corp.	4,729	239,618
PPG Industries, Inc.	42,916	6,703,479
RPM International, Inc.	32,009	2,836,317
Sherwin-Williams Co.	103,369	29,616,252
The Chemours Co. LLC	35,857	1,172,882
The Scotts Miracle-Gro Co. Class A	17,590	2,659,608
Westlake Chemical Corp.	2,835	279,673
		69,015,234
Containers & Packaging - 0.1%
Avery Dennison Corp.	18,870	3,876,275
Ball Corp.	40,333	3,916,334
Crown Holdings, Inc.	6,520	745,888
Graphic Packaging Holding Co.	34,114	645,096
Sealed Air Corp.	34,539	2,345,889
		11,529,482
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	184,215	6,856,482
Southern Copper Corp.	33,082	2,113,609
Steel Dynamics, Inc.	15,053	835,743
		9,805,834
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,670	177,395
TOTAL MATERIALS		90,527,945
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	194,072	48,809,108
Crown Castle International Corp.	185,229	33,806,145
Equinix, Inc.	27,278	19,773,822
Equity Lifestyle Properties, Inc.	39,398	3,084,469
Extra Space Storage, Inc.	5,019	994,716
Iron Mountain, Inc.	86,602	3,976,764
Lamar Advertising Co. Class A	32,333	3,581,203
Public Storage	49,499	17,746,876
SBA Communications Corp. Class A	7,777	2,530,947
Simon Property Group, Inc.	121,769	17,924,397
		152,228,447
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	7,557	765,826
Opendoor Technologies, Inc. (a)	39,849	395,701
Zillow Group, Inc.:
Class A (a)	26,136	1,303,141
Class C (a)(b)	72,073	3,638,245
		6,102,913
TOTAL REAL ESTATE		158,331,360
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	47,425	1,893,680
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	13,657	467,343
TOTAL UTILITIES		2,361,023
TOTAL COMMON STOCKS (Cost $6,201,069,414)		9,328,024,317

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	48,182,580	48,192,217
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	65,666,511	65,673,078
TOTAL MONEY MARKET FUNDS (Cost $113,865,295)		113,865,295

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $6,314,934,709)	9,441,889,612
NET OTHER ASSETS (LIABILITIES) - (0.7)% (e)	(66,952,507)
NET ASSETS - 100.0%	9,374,937,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	106	Mar 2022	31,598,600	1,236,181	1,236,181
CME E-mini S&P 500 Index Contracts (United States)	45	Mar 2022	10,134,563	274,670	274,670

TOTAL FUTURES CONTRACTS					1,510,851
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $1,530,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	40,923,061	1,596,744,804	1,589,475,648	17,129	-	-	48,192,217	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	56,797,224	457,140,205	448,264,351	183,346	-	-	65,673,078	0.2%
Total	97,720,285	2,053,885,009	2,037,739,999	200,475	-	-	113,865,295

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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